Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases $ in Thousands	Dec. 31, 2021 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases [Line Items]
2022	$ 3,544
2023	3,543
2024	3,288
2025	962
2026	505
Thereafter	1,785
Total	13,627
Less: imputed interest	(1,735)
Present value of lease liabilities	11,892
Less: current portion	(3,281)
Lease liabilities, net of current portion	8,611
Finance Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases [Line Items]
2022	1,383
2023	189
2024	122
2025	11
2026
Thereafter
Total	1,705
Less: imputed interest	(112)
Present value of lease liabilities	1,593
Less: current portion	(1,301)
Lease liabilities, net of current portion	$ 292